UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21681

Guggenheim Enhanced Equity Income Fund
(Exact name of registrant as specified in charter)

2455 Corporate West Drive Lisle, IL 60532
(Address of principal executive offices) (Zip code)

Kevin M. Robinson 2455 Corporate West Drive Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: December 31
Date of reporting period: July 1, 2012 - September 30, 2012

Item 1.    Schedule of Investments.
Attached hereto.

GPM Guggenheim Enhanced Equity Income Fund
Portfolio of Investments
September 30, 2012 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 138.2%
	Exchange Traded Funds (a) - 138.2%
317,400	Health Care Select Sector SPDR	$12,730,914
171,100	Industrial Select Sector SPDR	6,251,994
194,100	iShares Dow Jones US Real Estate Index	12,498,099
749,700	iShares Russell 2000 Index	62,569,962
870,600	SPDR S&P 500 ETF Trust	125,305,458
69,600	SPDR S&P MidCap 400 ETF Trust	12,522,432
99,000	SPDR S&P Retail ETF	6,209,280
351,000	Utilities Select Sector SPDR	12,776,400
	(Cost $252,494,466)	250,864,539

	Short-Term Investment - 0.4%
	Money Market Fund - 0.4%
774,444	Dreyfus Treasury Prime Cash Management Institutional Shares	774,444
	(Cost $774,444)

	Total Investments - 138.6%
	(Cost $253,268,910)	251,638,983
	Other Assets in excess of Liabilities - 0.1%	168,195
	Total Value of Options Written - (0.7%) (Premiums received $2,760,681)	(1,215,181)
	Borrowings - (38.0% of Net Assets or 27.4% of Total Investments)	(69,000,000)
	Net Assets - 100.0%	$181,591,997

Contracts (100 shares per contract)	Options Written	Expiration Month	Exercise Price	Value
	Call Options Written (b) - (0.7%)
3,174	Health Care Select Sector SPDR	October 2012	$40.00	$(163,461)
1,711	Industrial Select Sector SPDR	October 2012	38.00	(12,832)
1,941	iShares Dow Jones US Real Estate Index	October 2012	66.00	(27,174)
7,497	iShares Russell 2000 Index	October 2012	86.00	(277,389)
8,706	SPDR S&P 500 ETF Trust	October 2012	147.00	(457,065)
696	SPDR S&P MidCap 400 ETF Trust	October 2012	184.00	(60,900)
990	SPDR S&P Retail ETF	October 2012	65.00	(19,800)
3,510	Utilities Select Sector SPDR	October 2012	36.00	(196,560)

	Total Value of Options Written - (0.7%)
	(Premiums received $2,760,681)			$(1,215,181)
S&P - Standard & Poor's

(a) All of these securities represent cover for outstanding options written. All of these securities have been physically segregated as collateral for borrowings outstanding.
(b) Non-income producing security.

See previously submitted notes to financial statements for the period ended June 30, 2012.

Country Allocation*
United States	100.0%

* Subject to change daily. Based on total investments.

At September 30, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$260,036,836	$1,363,897	$(9,761,750)	$(8,397,853)

Readily marketable securities listed on an exchange are valued at the last reported sale price on the primary exchange or in the principal over-the-counter (“OTC”) market on which they are traded, as of the close of regular trading on the New York Stock Exchange on the day the securities are being valued. Equity securities for which there are no transactions on a given day are valued at the mean of the closing bid and asked prices. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Debt securities are valued at the bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. Equity index options are valued at the mean between the last available bid and ask prices on the primary exchange on which they are traded. Short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees. Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value”.  Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in less active markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. Money Market Funds are valued at net asset value. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The Fund did not have any Level 2 or Level 3 securities during the period ended September 30, 2012.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of September 30, 2012:

Description	Level 1	Level 2	Level 3	Total
Valuations (in $000s)
Assets:
Exchange Traded Funds	$250,865	$-	$-	$250,865
Money Market Fund	774	-	-	774
Total	$251,639	$-	$-	$251,639

Liabilities:
Call Options Written	$1,215	$-	$-	$1,215
Total	$1,215	$-	$-	$1,215

There were no transfers between valuation levels as of the report date when compared to the valuation levels at the end of the previous fiscal year.

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation  that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Enhanced Equity Income Fund

By:         /s/ Donald C. Cacciapaglia
Name:    Donald C. Cacciapaglia
Title:      Chief Executive Officer

Date:      November 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/ Donald C. Cacciapaglia
Name:    Donald C. Cacciapaglia
Title:      Chief Executive Officer

Date:      November 15, 2012

By:         /s/ John Sullivan
Name:    John Sullivan
Title:      Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:      November 15, 2012